Document and Entity Information	Apr. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	COMPUTER TASK GROUP, INC
Entity Central Index Key	0000023111
Entity Emerging Growth Company	false
Entity File Number	1-9410
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0912632
Entity Address, Address Line One	300 Corporate Parkway
Entity Address, Address Line Two	Suite 214N
Entity Address, City or Town	Amherst
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14226
City Area Code	(716)
Local Phone Number	882-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	CTG
Security Exchange Name	NASDAQ